Related parties (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Statement Line Items [Line Items]
Short-term employee benefits	€ 2,068	€ 604	€ 785
Share-based payments	3,230	868	242
Compensation of key management personnel	5,298	1,472	1,027
Executive Management
Statement Line Items [Line Items]
Short-term employee benefits	1,987	604	785
Share-based payments	3,187	660	242
Compensation of key management personnel	5,174	1,264	1,027
Non-executive Board of Directors
Statement Line Items [Line Items]
Short-term employee benefits	81	0	0
Share-based payments	43	208	0
Compensation of key management personnel	€ 124	€ 208	€ 0